UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/1999 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC/ADV
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      11/11/1999

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIED BY THE SECURITIES EXCHNAGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                86
FORM 13F Information Table Value Total:                           297,604,215.54

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR           INVEST DISCRETION  MANAGE VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              IN INSTR. V     SEE        (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER INST.V SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Aracruz                       ADR     038496204          1,388,187.50            66,500.00 X                   1          X
Aracruz                       ADR     038496204            438,375.00            21,000.00 X                   1                 X
Aracruz                       ADR     038496204         10,226,662.50           489,900.00 X                   1     X
Asia Pulp and Paper           CON     00202NAA3            210,375.00         1,700,000.00 X                   1     X
Banco Edwards                 ADR     059504100            580,640.00            36,290.00 X                   1          X
Banco BHIF                    ADR     05946H108          1,926,937.50           143,400.00 X                   1     X
Banco Ganadero                ADS     059594507            155,612.50            21,100.00 X                   1          X
Banco Edwards                 ADR     059504100            542,400.00            33,900.00 X                   1     X
Banco Rio de la Plata         ADR     059644104            279,500.00            26,000.00 X                   1                 X
Banco Santander (Banco Osorno ADR     05965F108            829,984.38            48,290.00 X                   1          X
Banco Rio de la Plata         ADR     059644104          4,788,050.00           445,400.00 X                   1     X
Banco Santiago (for. Banco O' ADS     05965L105            300,000.00            15,000.00 X                   1     X
Bancolombia                   ADR     05968L102            236,250.00            52,500.00 X                   1                 X
Brahma                        ADR     20440X103          2,160,000.00           180,000.00 X                   1          X
Bancolombia                   ADR     05968L102            706,500.00           157,000.00 X                   1     X
Buenaventura                  ADR     204448104            316,212.81            18,265.00 X                   1                 X
CANTV                         ADR     204421101          2,133,202.50            79,560.00 X                   1          X
Buenaventura                  ADR     204448104          9,096,229.88           525,414.00 X                   1     X
CANTV                         ADR     204421101            662,268.75            24,700.00 X                   1                 X
CANTV                         ADR     204421101         10,834,931.25           404,100.00 X                   1     X
Cementos Mexicanos            ADR     151290889          1,565,061.13            64,873.00 X                   1                 X
China Tire                    COM     G2107X108            168,025.00            28,600.00 X                   1          X
Compania Cervecerias Unidas   ADR     204429104            818,800.00            35,600.00 X                   1          X
Cementos Mexicanos            ADR     151290889         27,585,658.88         1,143,447.00 X                   1     X
Concha y Toro                 ADS     927191106          2,914,300.00            77,200.00 X                   1     X
Copel (Cia. Par. de Energ.)   ADR     20441B407            636,562.50            97,000.00 X                   1                 X
Copel (Cia. Par. de Energ.)   ADR     20441B407         14,220,937.50         2,167,000.00 X                   1     X
Cristales                     ADR     226714103            180,125.00            13,100.00 X                   1                 X
ECI Telecommunications Ltd.   COM     268258100            388,013.44            15,717.00 X                   1          X
Cristales                     ADR     226714103          4,647,500.00           338,000.00 X                   1     X
ECI Telecommunications Ltd.   COM     268258100            263,909.38            10,690.00 X                   1                 X
Endesa                        ADR     29244T101          1,096,680.00            84,360.00 X                   1          X
Enersis                       ADR     29274F104            680,024.00            32,576.00 X                   1          X
ECI Telecommunications Ltd.   COM     268258100          5,951,785.94           241,085.00 X                   1     X
Enersis                       ADR     29274F104            592,850.00            28,400.00 X                   1                 X
Femsa                         ADR     344419106            487,817.44            15,579.00 X                   1          X
Enersis                       ADR     29274F104         19,223,432.63           920,883.00 X                   1     X
Femsa                         ADR     344419106          1,593,806.25            50,900.00 X                   1                 X
Gener (fka Chilgener)         ADR     368731105            690,825.00            45,300.00 X                   1          X
Gilat Satellite Networks Ltd. COM     M51474100            241,312.50             4,500.00 X                   1          X
Femsa                         ADR     344419106         22,357,125.00           714,000.00 X                   1     X
Grupo Casa Autrey             ADR     40048P104             54,400.00            13,600.00 X                   1                 X
Grupo Casa Autrey             ADR     40048P104            494,800.00           123,700.00 X                   1     X
Grupo Elektra (fka Grupo Feni GDR     40050A102            750,750.00           156,000.00 X                   1     X
Grupo Televisa                GDR     40049J206          1,030,387.50            25,800.00 X                   1                 X
Grupo Televisa                GDR     40049J206         17,892,559.13           448,014.00 X                   1     X
Grupo Tribasa                 ADS     40049F105             31,159.50            62,319.00 X                   1                 X
Grupo Tribasa                 ADS     40049F105            354,400.00           708,800.00 X                   1     X
Gulf Indonesia                ADR     402284103            390,425.00            38,800.00 X                   1                 X
Huaneng Power Int'l           ADR     443304100            256,212.50            20,600.00 X                   1          X
India Fund                    COU     454089103          2,987,000.00           232,000.00 X                   1          X
Jardine Flemings India Fund   COU     471112102          2,508,037.50           284,600.00 X                   1          X
Gulf Indonesia                ADR     402284103          5,793,987.50           575,800.00 X                   1     X
Korea Telecom Corporation     ADR     50063P103            218,300.00             5,900.00 X                   1                 X
Labchile                      ADS     50540H104            568,906.25            33,100.00 X                   1          X
Korea Telecom Corporation     ADR     50063P103          8,217,367.00           222,091.00 X                   1     X
Labchile                      ADS     50540H104          4,336,406.25           252,300.00 X                   1     X
Masisa (Maderas y Sinteticos  ADR     574799102            308,137.50            29,700.00 X                   1                 X
Masisa (Maderas y Sinteticos  ADR     574799102         11,234,050.00         1,082,800.00 X                   1     X
Matav                         ADR     559776109          1,421,087.50            52,150.00 X                   1     X
Mavesa                        ADR     577717101            982,500.00           327,500.00 X                   1     X
Nortel                        ADR     656567401            285,187.50            16,900.00 X                   1                 X
Nortel                        ADR     656567401          4,167,652.50           246,972.00 X                   1     X
Philippine Long Distance T.   ADR     718252604            639,450.00            29,400.00 X                   1                 X
Philippine Long Distance T.   ADR     718252604          9,469,950.00           435,400.00 X                   1     X
Pohang Iron and Steel         ADR     730450103         16,648,856.25           531,700.00 X                   1     X
Provida                       ADR     00709P108            318,825.00            15,600.00 X                   1                 X
Provida                       ADR     00709P108          6,049,500.00           296,000.00 X                   1     X
Quilmes Industrial            ADR     74838Y108          1,917,281.25           200,500.00 X                   1     X
Rostelekom (IAS)              ADR     778529107            171,125.00            37,000.00 X                   1     X
SK Telecom                    ADR     78440P108            173,146.88            16,790.00 X                   1                 X
SK Telecom                    ADR     78440P108         12,532,822.50         1,215,304.00 X                   1     X
Southern Peru Ltd.            ADR     843611104            234,866.25            13,918.00 X                   1          X
Soquimich                     ADR     833635105            402,900.00            13,600.00 X                   1     X
Tele Centro Sul Holding Co.   ADR     879239101          1,665,000.00            30,000.00 X                   1          X
Taiwan Semiconductor Mfg. Cor ADR     874039100          4,060,468.50           137,643.00 X                   1     X
Telecom Argentina             ADR     879273209          3,428,249.56           128,459.00 X                   1     X
Telefonos de Chile            ADR     204449300          1,757,932.81            97,325.00 X                   1          X
Telefonos De Mexico           ADR     879403780          2,812,308.75            39,471.00 X                   1     X
Telenordeste Celular Holding  ADR     87924W109            152,425.00             6,700.00 X                   1                 X
Telenordeste Celular Holding  ADR     87924W109          3,469,033.75           152,485.00 X                   1     X
Telesp Celular Holding Co.    ADR     87952L108            862,125.00            33,000.00 X                   1          X
Telenorte Leste Wireline Co.  ADR     879246106          6,101,265.00           393,630.00 X                   1     X
Telkom                        ADR     715684106            173,826.00            25,056.00 X                   1                 X
Telkom                        ADR     715684106          2,953,266.00           425,696.00 X                   1     X
Unibanco                      GDR     90458E107          3,209,007.75           181,428.00 X                   1     X